Schedule of Effective Income Tax Rate Reconciliation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Loss before taxes on income, as reported in the consolidated statements of operations	$ 17,866	$ 32,467	$ 28,771
Statutory tax rate	12.00%	12.00%	12.00%
Theoretical tax benefit	$ 2,144	$ 3,896	$ 3,453
Losses and other items for which a valuation allowance was provided or benefit from loss carry forwards	(2,144)	(3,896)	(3,453)
Actual tax expense